American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
August 31, 2023

International Opportunities - Schedule of Investments
AUGUST 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 4.9%
Allkem Ltd.(1)(2)	396,184	3,577,544
Altium Ltd.	96,791	3,024,829
carsales.com Ltd.	291,160	5,415,092
NEXTDC Ltd.(1)	553,820	4,840,402
Pinnacle Investment Management Group Ltd.	409,991	2,467,765
Steadfast Group Ltd.	863,501	3,143,704
		22,469,336
Belgium — 0.6%
Euronav NV	147,165	2,563,106
Brazil — 2.1%
Direcional Engenharia SA	605,900	2,440,950
TOTVS SA	573,100	3,191,829
YDUQS Participacoes SA	916,300	3,765,452
		9,398,231
Canada — 12.0%
Alamos Gold, Inc., Class A	405,896	5,220,894
ATS Corp.(1)	83,560	3,748,821
Boyd Group Services, Inc.	23,596	4,255,557
Brookfield Infrastructure Corp., Class A(2)	113,656	4,415,536
Capstone Copper Corp.(1)	589,573	2,744,534
Descartes Systems Group, Inc.(1)	30,555	2,290,947
ERO Copper Corp.(1)	208,590	4,314,750
Finning International, Inc.	172,787	5,425,809
FirstService Corp.	22,908	3,462,086
Kinaxis, Inc.(1)	38,325	4,724,538
Lundin Gold, Inc.	395,330	4,739,747
Stantec, Inc.	143,884	9,611,434
		54,954,653
China — 1.9%
Kanzhun Ltd., ADR(1)	147,094	2,176,991
Poly Property Services Co. Ltd., Class H	88,600	411,267
Tongcheng Travel Holdings Ltd.(1)	2,083,600	4,669,465
Xtep International Holdings Ltd.	1,224,500	1,211,313
		8,469,036
Denmark — 1.8%
Jyske Bank A/S(1)	57,840	4,113,214
NKT A/S(1)	72,531	3,925,250
		8,038,464
Finland — 0.8%
Metso Oyj	246,400	2,830,035
QT Group Oyj(1)	11,285	720,148
		3,550,183
France — 3.8%
Alten SA	16,337	2,320,923
Elis SA	348,140	6,644,259
Gaztransport Et Technigaz SA	24,864	3,079,025
Interparfums SA	48,892	3,229,064
SES-imagotag SA(1)(2)	18,359	2,176,059
		17,449,330

Germany — 7.0%
AIXTRON SE	101,087	3,837,508
CTS Eventim AG & Co. KGaA	68,283	4,247,783
Gerresheimer AG	64,091	8,318,980
HelloFresh SE(1)	77,160	2,486,721
Hugo Boss AG	73,259	5,514,964
KION Group AG	77,621	3,098,725
Redcare Pharmacy NV(1)	36,933	4,398,130
		31,902,811
Hong Kong — 1.8%
Samsonite International SA(1)	2,450,700	8,203,887
India — 5.6%
KEI Industries Ltd.	142,151	4,645,213
Max Healthcare Institute Ltd.(1)	969,330	6,906,412
Prestige Estates Projects Ltd.	761,936	5,925,332
Varun Beverages Ltd.	494,754	5,368,441
WNS Holdings Ltd., ADR(1)	38,091	2,489,247
		25,334,645
Indonesia — 0.5%
Ace Hardware Indonesia Tbk PT	49,137,400	2,354,571
Israel — 3.7%
CyberArk Software Ltd.(1)	22,702	3,769,440
Inmode Ltd.(1)	141,693	5,538,780
Kornit Digital Ltd.(1)	121,477	2,704,078
Nova Ltd.(1)(2)	39,099	5,041,425
		17,053,723
Italy — 0.5%
Brembo SpA	179,300	2,491,814
Japan — 21.7%
Amvis Holdings, Inc.	243,400	4,855,338
Asics Corp.	257,900	9,386,486
BayCurrent Consulting, Inc.	36,300	1,247,727
Food & Life Cos. Ltd.	132,900	2,524,231
FP Partner, Inc.(1)(2)	115,600	3,004,737
GMO Financial Gate, Inc.(2)	36,300	2,646,861
Hoshizaki Corp.	122,000	4,682,154
Internet Initiative Japan, Inc.	260,200	4,522,337
Invincible Investment Corp.	12,118	5,034,228
Japan Airport Terminal Co. Ltd.	101,800	4,825,081
JMDC, Inc.	110,500	3,304,674
Kotobuki Spirits Co. Ltd.	71,900	5,637,745
MatsukiyoCocokara & Co.	86,800	5,110,823
Money Forward, Inc.(1)	120,400	4,526,310
m-up Holdings, Inc.	243,200	2,484,261
Nextage Co. Ltd.(2)	124,100	2,793,550
Rohto Pharmaceutical Co. Ltd.	206,100	5,361,985
Ryohin Keikaku Co. Ltd.	167,200	2,155,590
Sanrio Co. Ltd.	65,300	3,402,915
Sega Sammy Holdings, Inc.	292,100	5,829,380
Socionext, Inc.	43,700	5,406,995
TechnoPro Holdings, Inc.	121,400	2,977,398
Tokyo Ohka Kogyo Co. Ltd.	45,100	3,048,521
Toyo Suisan Kaisha Ltd.	102,000	4,205,622
		98,974,949

Mexico — 1.8%
Corp. Inmobiliaria Vesta SAB de CV, ADR	113,792	4,226,235
Vista Energy SAB de CV, ADR(1)	146,448	3,924,806
		8,151,041
Netherlands — 2.1%
AMG Critical Materials NV	90,521	3,069,637
Basic-Fit NV(1)(2)	63,828	1,945,065
BE Semiconductor Industries NV	39,287	4,509,557
		9,524,259
Norway — 0.5%
Seadrill Ltd.(1)	45,981	2,236,976
Panama — 0.7%
Copa Holdings SA, Class A	31,958	3,250,129
South Africa — 1.4%
Aspen Pharmacare Holdings Ltd.	346,498	3,161,347
Bidvest Group Ltd.	213,924	3,227,605
		6,388,952
South Korea — 3.0%
Dentium Co. Ltd.	23,691	2,210,318
JYP Entertainment Corp.	80,149	6,797,427
L&F Co. Ltd.	13,837	2,245,010
People & Technology, Inc.	45,380	2,400,536
		13,653,291
Spain — 1.1%
Cia de Distribucion Integral Logista Holdings SA	96,052	2,603,023
Fluidra SA	98,645	2,218,213
		4,821,236
Sweden — 3.8%
AddTech AB, B Shares(2)	134,623	2,274,418
Fortnox AB	425,144	2,208,288
MIPS AB	36,943	1,364,640
Saab AB, B Shares	153,128	8,072,011
Trelleborg AB, B Shares	99,640	2,529,548
Vitrolife AB	77,104	1,049,382
		17,498,287
Switzerland — 0.7%
Dufry AG(1)	77,249	3,432,369
Taiwan — 4.1%
Chroma ATE, Inc.	519,000	4,540,127
Gold Circuit Electronics Ltd.	722,000	4,857,240
Lotes Co. Ltd.	91,000	2,459,260
Poya International Co. Ltd.	168,670	2,570,303
Wiwynn Corp.	84,000	4,093,695
		18,520,625
Thailand — 0.2%
Central Retail Corp. PCL, NVDR	975,500	1,147,585
United Kingdom — 9.5%
Abcam PLC, ADR(1)	50,009	1,131,204
B&M European Value Retail SA	748,363	5,469,099
ConvaTec Group PLC	1,293,756	3,797,337
Darktrace PLC(1)	471,691	2,146,805
Diploma PLC	113,485	4,493,647
Games Workshop Group PLC	29,005	3,971,728
Golar LNG Ltd.	67,455	1,490,756
Greggs PLC	72,531	2,261,123

Indivior PLC(1)	201,167	4,628,881
Intermediate Capital Group PLC	216,504	3,699,963
Melrose Industries PLC	723,160	4,677,039
Spectris PLC	32,271	1,357,457
Weir Group PLC	172,320	3,994,335
		43,119,374
United States — 1.8%
Sigma Lithium Corp.(1)	121,691	3,728,612
TechnipFMC PLC	246,041	4,684,621
		8,413,233
TOTAL COMMON STOCKS (Cost $398,568,791)		453,366,096
EXCHANGE-TRADED FUNDS†
Schwab International Small-Cap Equity ETF(2) (Cost $49,514)	1,803	61,338
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,372	6,372
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,177,480	7,177,480
		7,183,852
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.00%, 5/15/47 - 5/15/51, valued at $702,779), in a joint trading account at 5.25%, dated 8/31/23, due 9/1/23 (Delivery value $688,537)		688,437
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/28/27, valued at $3,498,656), at 5.28%, dated 8/31/23, due 9/1/23 (Delivery value $3,430,503)		3,430,000
		4,118,437
TOTAL SHORT-TERM INVESTMENTS (Cost $11,302,289)		11,302,289
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $409,920,594)		464,729,723
OTHER ASSETS AND LIABILITIES — (1.9)%		(8,658,618)
TOTAL NET ASSETS — 100.0%		$456,071,105

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.5%
Consumer Discretionary	17.2%
Information Technology	16.8%
Health Care	9.8%
Consumer Staples	7.9%
Materials	6.7%
Communication Services	5.1%
Real Estate	4.2%
Financials	4.2%
Energy	4.0%
Utilities	1.0%
Exchange-Traded Funds	—*
Short-Term Investments	2.5%
Other Assets and Liabilities	(1.9)%
*Category is less than 0.05% of total net assets.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
SPA	–	Standby Purchase Agreement
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,518,720. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,237,943, which includes securities collateral of $8,060,463.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$7,877,622	$47,077,031	—
China	2,176,991	6,292,045	—
India	2,489,247	22,845,398	—
Israel	17,053,723	—	—
Mexico	8,151,041	—	—
Norway	2,236,976	—	—
Panama	3,250,129	—	—
United Kingdom	2,621,960	40,497,414	—
United States	8,413,233	—	—
Other Countries	—	282,383,286	—
Exchange-Traded Funds	61,338	—	—
Short-Term Investments	7,183,852	4,118,437	—
	$61,516,112	$403,213,611	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.